Related party transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
19. Related party transactions

Income (expenses) from related parties

As described in
Related party agreements
below, subsidiaries of Höegh LNG have provided the administrative services to the Partnership and ship management and/or technical support services for the
PGN FSRU Lampung
, the
Höegh Gallant
and the
Höegh Grace
.

Amounts included in the consolidated statements of income for the years ended December 31, 2018, 2017 and 2016 or included in the consolidated balance sheets as of December 31, 2018 and 2017 are as follows:

(in thousands of U.S. dollars)	2018	2017	2016
Revenues
Time charter revenue Höegh Gallant (1)	$47,108	46,382	$47,741
Time charter and construction contract revenues indemnified by/refunded to Höegh LNG (2)	—	(2,496)	—
Operating expenses
Vessel operating expenses (3)	(21,520)	(21,124)	(13,416)
Hours, travel expense and overhead (4) and Board of Directors' fees (5)	(3,671)	(3,284)	(3,174)
Financial (income) expense
Interest income from joint ventures (6)	273	370	827
Interest expense and commitment fees to Höegh LNG (7)	(2,938)	(3,934)	(5,071)
Total	$19,252	15,914	$26,907

	As of
Balance sheet	December 31,
(in thousands of U.S. dollars)	2018	2017
Equity
Cash contribution from Höegh LNG (8)	$1,701	$2,075
Repayment of indemnification received from Höegh LNG (8)	(2,353)	(1,534)
Issuance of units for Board of Directors' fees (5)	200	189
Other and contribution from owner (9)	472	632
Total	$20	$1,362

1)	Time charter revenue Höegh Gallant: A subsidiary of Höegh LNG, EgyptCo, leases the Höegh Gallant .
2)	Time charter revenues indemnified by/ refunded to Höegh LNG: As described under “Indemnifications” below, the Partnership refunded to Höegh LNG certain previous indemnification payments in 2017.
3)	Vessel operating expenses: Subsidiaries of Höegh LNG provides ship management of vessels, including crews and the provision of all other services and supplies.
4)
Hours, travel expenses and overhead:
Subsidiaries of Höegh LNG provide management, accounting, bookkeeping and administrative support under administrative service agreements. These services are charges based upon the actual hours incurred for each individual as registered in the time-write system based on a rate which includes a provision for overhead and any associated travel expenses.

5)
Board of Directors’ fees:
As of December 31, 2018, a total of 11,050 common units were issued and the value at the issuance date amounted to $200. Effective May 22, 2017 and June 3, 2016, a total of 9,805 and 10,650 common units, respectively, of the Partnership were awarded to non-employee directors as compensation of $189 and $189, respectively, for part of directors’ fees under the Höegh LNG Partners LP Long Term Incentive Plan. The awards were recorded as administrative expense and as an issuance of common units. Common units are recorded when issued.

6)
Interest income from joint ventures:
The Partnership and its joint venture partners have provided subordinated financing to the joint ventures as shareholder loans. Interest income for the Partnership’s shareholder loans to the joint ventures is recorded as interest income.

7)
Interest expense and commitment fees to Höegh LNG and affiliates:
Höegh LNG and its affiliates provided an $85 million revolving credit facility for general partnership purposes. The Partnership incurred a commitment fee on the undrawn balance until January 29, 2018 and an interest expense on the drawn balance. A seller’s credit note to finance part of the
Höegh Gallant
acquisition incurred interest expense until it was repaid in October 2017.

8)
Cash contribution from/ distribution to Höegh LNG:
As described under “Indemnifications” below, Höegh LNG made indemnification payments to the Partnership or received refunds of indemnification from the Partnership which were recorded as contributions or distributions to equity.

9)
Other and contribution from owner:
Höegh LNG granted share-based incentives to certain key employees whose services benefit the Partnership. Related expenses are recorded as administrative expenses and as a contribution from owner since the Partnership is not invoiced for this employee benefit. Effective March 23, 2018 and June 3, 2016, the Partnership granted the Chief Executive Officer and Chief Financial Officer 14,584 and 21,500 phantom units in the Partnership, respectively. Related expenses are recorded as an administrative expense and as increase in equity.

Acquisitions from Höegh LNG:
Effective January 1, 2017 and December 1, 2017, the Partnership acquired a 51% and a 49% interest in the
Höegh Grace
entities from Höegh LNG. Refer to note 3. The Partnership’s Board of Directors (the “Board”) and the Conflicts Committee of the Board (the “Conflicts Committee”) approved the purchase prices for the acquisitions. The Conflicts Committee retained financial advisors to assist with its evaluation of the transaction.

Dividends to Höegh LNG:
The Partnership has declared and paid quarterly distributions totaling $28.2 million, $27.0 million and $25.7 million to Höegh LNG for each of the years ended December 31, 2018, 2017 and 2016, respectively.

Receivables and payables from related parties

Amounts due from affiliates

	As of
	December 31,
(in thousands of U.S. dollars)	2018	2017
Amounts due from affiliates	$4,328	$4,286

The amount due from affiliates is a receivable for time charter hire from a subsidiary of Höegh LNG, EgyptCo, for the
Höegh Gallant
time charter. The time charter hire is due 18 days from the receipt of the invoice. Time charter hire is invoiced at the end of the month in arrears.

Amounts, loans and promissory note due to owners and affiliates

	As of
	December 31,
(in thousands of U.S. dollars)	2018	2017
Amounts due to owners and affiliates	$2,301	$1,417

As of December 31, 2018 and 2017 amounts due to owners and affiliates principally relate to trade payables for services provided by subsidiaries of Höegh LNG.

Revolving credit facility

	As of
	December 31,
(in thousands of U.S. dollars)	2018	2017
Revolving credit facility	$39,292	$51,832

In August 2014, upon the closing of the IPO, the Partnership entered into an $85 million revolving credit facility with Höegh LNG, to be used to fund acquisitions and working capital requirements of the Partnership. The credit facility is unsecured and repayable on January 1, 2020. Interest due on the outstanding balance is payable quarterly at LIBOR plus a margin of 4.0%. In addition, a 1.4% quarterly commitment fee was due to Höegh LNG on the undrawn balance until January 29, 2018 when the revolving credit facility was amended to eliminate the commitment fee. The outstanding revolving credit facility had a weighted average interest rate for the years ended December 31, 2018 and 2017 of
6.3
%
and 5.3%, respectively

Related party agreements

In connection with the IPO the Partnership entered into several agreements including:

(i)	An $85 million revolving credit facility with Höegh LNG, which was undrawn at the closing of the IPO;

(ii)	An omnibus agreement with Höegh LNG, the general partner, and Höegh LNG Partners Operating LLC (the “operating company”) governing, among other things:

a.	To what extent the Partnership and Höegh LNG may compete with each other;

b.	The Partnership’s rights of first offer on certain FSRUs and LNG carriers operating under charters of five or more years; and

c.	Höegh LNG’s provision of certain indemnities to the Partnership.

(iii)	An administrative services agreement with Hoegh LNG Services Ltd., UK (“Höegh UK”), pursuant to which Höegh UK provides certain administrative services to the Partnership; and

(iv)
Höegh UK has entered into administrative services agreements with Höegh LNG AS (“Höegh Norway”) and Leif Höegh (U.K.) Limited, pursuant to which Höegh Norway and Leif Höegh (U.K.) Limited provide Höegh UK certain administrative services. Additionally, the operating company has entered into an administrative services agreement with Leif Höegh (U.K.) Limited to allow Leif Höegh (U.K.) Limited to provide services directly to the operating company.

Existing agreements remained in place following the IPO for provision of certain services to the Partnership’s vessel owning joint ventures or entity, of which the material agreements are as follows:

•
The joint ventures are parties to ship management agreements with Höegh LNG Fleet Management AS (“Höegh LNG Management”) pursuant to which Höegh LNG Management provides the joint ventures with technical and maritime management and crewing of the
Neptune
and the
Cape Ann
, and Höegh Norway is a party to a sub-technical support agreement with Höegh LNG Management pursuant to which Höegh LNG Management provides technical support services with respect to the
PGN FSRU Lampung
; and

•
The joint ventures are parties to commercial and administration management agreements with Höegh Norway, and PT Hoegh LNG Lampung is a party to a technical information and services agreement with Höegh Norway.

Subsequent to the IPO, the Partnership has acquired vessel owning entities. Existing agreements remained in place following the acquisition for the time charter of the
Höegh Gallant
and receipt of certain services, of which the material agreements are as follows:

•
Hoegh LNG Cyprus Limited acting through its Egyptian Branch has a Lease and Maintenance Agreement (the “time charter”) with EgyptCo for the lease and maintenance of the
Höegh Gallant
and the provision of crew and certain ship management services for a combined daily hire rate. The time charter started in April 2015 with an expiration date in April 2020; and

•
Hoegh LNG Cyprus Limited acting through its Egyptian Branch is party to a ship management agreement with Höegh LNG Management pursuant to which Höegh LNG Management provides the technical management of the
Höegh Gallant
, and Hoegh LNG Maritime Management Pte. Ltd. (“Höegh Maritime Management”) is a party to a secondment agreement, as amended, with Hoegh LNG Cyprus Limited pursuant to which Höegh Maritime Management provides qualified crew for the Höegh Gallant;

•
Hoegh LNG Cyprus Limited acting through its Egyptian Branch is party to a management agreement with Höegh Norway, pursuant to which Höegh Norway provides administrative, commercial and technical management services, each as instructed from time to time by Hoegh LNG Cyprus Limited.

Existing agreements remained in place for the time charter of the
Höegh Grace
following the acquisition and receipt of certain services, of which the material agreements are as follows:

•	a ship management agreement with Höegh LNG Management pursuant to which Höegh LNG Management provides technical and maritime management services;

•	a manning agreement with Höegh Fleet Services Philippines Inc. to recruit and engage crew for the vessel;

•	a technical services agreement with Höegh Norway to provide technical services for the vessel;

•	a management consulting agreement with Höegh Norway to provide support related to certain management activities;

•	a crew recruitment consulting services agreement with Höegh Maritime Management to provide professional consulting services in connection with recruitment of crew and other employees;

•
an agreement for provision of professional payment services with Höegh Maritime Management to provide services in connection with the payment of monthly salaries to the crew and employees working on the vessel; and

•	a spare parts procurement and insurance services agreement with Höegh LNG Management to arrange for the supply of spare parts and the insurance coverage for the vessel.

Indemnifications

Environmental indemnifications:

Under the omnibus agreement, Höegh LNG will indemnify the Partnership until August 12, 2019 against certain environmental and toxic tort liabilities with respect to the assets contributed or sold to the Partnership to the extent arising prior to the time they were contributed or sold to the Partnership. Liabilities resulting from a change in law are excluded from the environmental indemnity. There is an aggregate cap of $5.0 million on the amount of indemnity coverage provided by Höegh LNG for environmental and toxic tort liabilities. No claim may be made unless the aggregate dollar amount of all claims exceeds $0.5 million, in which case Höegh LNG is liable for claims only to the extent such aggregate amount exceeds $0.5 million.

Other indemnifications:

Under the omnibus agreement Höegh LNG will also indemnify the Partnership for losses:

1.
related to certain defects in title to the assets contributed or sold to the Partnership and any failure to obtain, prior to the time they were contributed to the Partnership, certain consents and permits necessary to conduct the business, which liabilities arise within three years after the closing of the IPO;

2.	related to certain tax liabilities attributable to the operation of the assets contributed or sold to the Partnership prior to the time they were contributed or sold;

3.
in the event that the Partnership did not receive hire rate payments under the
PGN FSRU Lampung
time charter for the period commencing on August 12, 2014 through the earlier of (i) the date of acceptance of the
PGN FSRU Lampung
or (ii) the termination of such time charter. The Partnership was indemnified by Höegh LNG for the September and October 2014 invoices not paid by PGN LNG in 2014 (refer to note 22);

4.
with respect to any obligation to pay liquidated damages to PGN LNG under the
PGN FSRU Lampung
time charter for failure to deliver the
PGN FSRU Lampung
by the scheduled delivery date set forth in the
PGN FSRU Lampung
time charter;

5.
with respect to any non-budgeted expenses (including repair costs) incurred in connection with the
PGN FSRU Lampung
project (including the construction of the Mooring) occurring prior to the date of acceptance of the
PGN FSRU Lampung
pursuant to the time charter; and

6.
pursuant to a letter agreement dated August 12, 2015, Höegh LNG confirmed that the indemnification provisions of the omnibus agreement include indemnification for all non-budgeted, non-creditable Indonesian value added taxes and non-budgeted Indonesian withholding taxes, including any related impact on cash flow from PT Hoegh LNG Lampung and interest and penalties associated with any non-timely Indonesian tax filings related to the ownership or operation of the
PGN FSRU Lampung
and the Mooring whether incurred (i) prior to the closing date of the IPO, (ii) after the closing date of the IPO to the extent such taxes, interest, penalties or related impact on cash flows relate to periods of ownership or operation of the
PGN FSRU Lampung
and the Mooring and are not subject to prior indemnification payments or deemed reimbursable by the charterer under its audit of the taxes related to the
PGN FSRU Lampung
time charter for periods up to and including June 30, 2015, or (iii) after June 30, 2015 to the extent withholding taxes exceed the minimum amount of withholding tax due under Indonesian tax regulations due to lack of documentation or untimely withholding tax filings.

For the years ended December 31, 2018 and 2017, the Partnership filed claims for indemnification of non-budgeted expenses (including warranty provisions, value added tax and withholding tax claims for previous years, other non-budgeted expenses and replacement capital expenditure) of $0.9 million and $0.7 million, respectively. Indemnification payments of $0.9 million, $1.6 million and $2.4 million were received from Höegh LNG for the years ended December 31, 2018, 2017 and 2016, respectively, and were recorded as a contribution to equity. Indemnification payments received from Höegh LNG are subject to repayment to the extent the amounts are subsequently recovered from insurance or deemed reimbursable by the charterer.

For the year ended December 31, 2018, the Partnership refunded to Höegh LNG approximately $2.4 million related to insurance proceeds received related to the warranty provision and costs for previous years determined to be reimbursable by the charterer. For the year ended December 31, 2017, the Partnership refunded to Höegh LNG approximately $2.5 million related to previously recognized revenue from 2014 that was deemed reimbursable in 2017 and an additional cost recovery of $1.5 million, which was recorded as a cash distribution from equity. Refer to note 22.

Under the contribution, purchase and sale agreement entered into with respect to the purchase of the
Höegh Gallant
entities
,
Höegh LNG will indemnify the Partnership for:

1.	losses from breach of warranty;

2.	losses related to certain environmental and tax liabilities attributable to the operation of the Höegh Gallant prior to the closing date;

3.	all capital gains tax or other export duty incurred in connection with the transfer of the Höegh Gallant outside of Höegh LNG Cyprus Limited’s permanent establishment in a Public Free Zone in Egypt;

4.	any recurring non-budgeted costs owed to Höegh LNG Management with respect to payroll taxes;

5.	any non-budgeted losses suffered or incurred in connection with the commencement of services under the time charter with EgyptCo or EgyptCo’s time charter with EGAS; and

6.	liabilities under the Gallant/Grace facility not attributable to the Höegh Gallant.

Additionally, Höegh LNG has guaranteed the payment of hire by EgyptCo pursuant to the time charter for the
Höegh Gallant
under certain circumstances.

For the years ended December 31, 2018 and 2017, the Partnership filed claims of $0.5 million and $0.5 million, respectively, for indemnification of losses incurred in connection with the time charter with EgyptCo. Indemnification payments of $0.5 million and $0.5 million received from Höegh LNG for the years ended December 31, 2018 and 2017, were recorded as contributions to equity. Refer to note 22.

Under the contribution, purchase and sale agreements entered into with respect to the acquisitions of the 51% and 49% ownership interests in the
Höegh Grace
entities, Höegh LNG will indemnify the Partnership for:

1.	losses from breach of warranty;

2.	losses related to certain environmental liabilities, damages or repair costs and tax liabilities attributable to the operation of the Höegh Grace prior to the closing date;

3.
any recurring non-budgeted costs owed to tax authorities with respect to payroll taxes, taxes related to social security payments, corporate income taxes (including income tax for equality and surcharge on income tax for equality), withholding tax, port associations, local Cartagena tax, and financial transaction tax, including any penalties associated with taxes to the extent not reimbursed by the charterer;

4.	any non-budgeted losses suffered or incurred in connection with commencement of services under the Höegh Grace charter with SPEC; and

5.
any losses suffered or incurred in relation to the performance guarantee the Partnership provided with respect to the
Höegh Grace
charter, up to Höegh LNG’s pro rata share of such losses, based on its remaining ownership interest in Höegh LNG Colombia Holding Ltd. This provision is not applicable after December 1, 2018, when the Partnership acquired the remaining 49% interest in the
Höegh Grace
entities.

On September 27, 2017, the Partnership entered into an indemnification agreement with Höegh LNG with respect to the boil-off claims under the
Neptune
and
Cape Ann
time charters, pursuant to which Höegh LNG will, among other things, indemnify the Partnership for its share of any losses and expenses related to or arising from the failure of either
Neptune
or
Cape Ann
to meet the performance standards related to the daily boil-off of LNG under their respective time charters (including any cash impact that may result from any settlement with respect to such claims, including any reduction in the hire rate under either time charter.) For the years ended December 31, 2018 the Partnership filed claims of $0.3 million and received indemnification payments of $0.3 million from Höegh LNG. Indemnification payments were recorded as contributions to equity. No indemnification claims have been made or received by the Partnership for the year ended December 31, 2017. Refer to note 22.